Investments (Details 1)	12 Months Ended			12 Months Ended
	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] USD ($)
Balance	9,715,046		$ 1,264,452	9,715,046		10,525,471		$ 1,264,452
Unrealized loss (note)	(1,830,837)	(810,425)		1,830,837	[1]	810,425	[1]
Exchange loss on translation				(123,761)
Balance	7,760,448	9,715,046	$ 1,264,452	7,760,448		9,715,046		$ 1,264,452

[1]	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of changes in equity.